Consolidated Statement of Income - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues		$ 10,627	$ 7,719	$ 8,201
Costs and expenses:
Operating and maintenance expenses		1,548	1,326	1,468
Depreciation and amortization expenses		1,842	1,721	1,714
Selling, general, and administrative expenses		558	466	558
Impairment of certain assets (Note 17)		2	182	464
Impairment of goodwill (Note 17)		0	187	0
Other (income) expense – net		14	22	10
Total costs and expenses		7,996	5,517	6,280
Operating income (loss)		2,631	2,202	1,921
Equity earnings (losses) (Note 9)		608	328	375
Impairment of equity-method investments (Note 17)		0	(1,046)	(186)
Other investing income (loss) – net (Note 9)		7	8	107
Interest incurred		(1,190)	(1,192)	(1,218)
Interest capitalized		11	20	32
Other income (expense) – net		6	(43)	33
Income (loss) from continuing operations before income taxes		2,073	277	1,064
Less: Provision (benefit) for income taxes		511	79	335
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		1,562	198	729
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		0	0	(15)
Net income (loss)		1,562	198	714
Less: Net income (loss) attributable to noncontrolling interests		45	(13)	(136)
Amounts attributable to The Williams Companies, Inc. available to common stockholders:
Net income (loss) attributable to The Williams Companies, Inc.		1,517	211	850
Less: Preferred stock dividends		3	3	3
Net income (loss) available to common stockholders		1,514	208	847
Income (loss) from continuing operations available to common stockholders		$ 1,514	$ 208	$ 862
Basic earnings (loss) per common share:
Basic		$ 1.25	$ 0.17	$ 0.71
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share		0	0	(0.01)
Net income (loss)		$ 1.25	$ 0.17	$ 0.70
Weighted-average shares (thousands)		1,215,221	1,213,631	1,212,037
Diluted earnings (loss) per common share:
Diluted		$ 1.24	$ 0.17	$ 0.71
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share		0	0	(0.01)
Net income (loss)		$ 1.24	$ 0.17	$ 0.70
Weighted-average shares (thousands)		1,218,215	1,215,165	1,214,011
Service [Member]
Revenues:
Revenues		$ 6,001	$ 5,924	$ 5,933
NonRegulated Service Commodity Consideration [Member]
Revenues:
Revenues		238	129	203
Product [Member]
Revenues:
Revenues		4,536	1,671	2,063
Energy Commodities and Service
Revenues:
Revenues	[1]	(148)	(5)	2
Oil and Gas, Purchased [Member]
Costs and expenses:
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization		3,931	1,545	1,961
Natural Gas Purchased For Shrink [Member]
Costs and expenses:
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization		$ 101	$ 68	$ 105

[1]	We record transactions that qualify as derivatives at fair value with changes in fair value recognized in earnings in the period of change and characterized as unrealized gains or losses. Gains and losses on derivatives held for energy trading purposes are presented on a net basis in revenue.